Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities
Net income from continuing operations	$ 322,000	$ 2,389,000
Net income from discontinued operations	0	406,000
Net income	322,000	2,795,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	1,217,000	1,534,000
Depreciation expense	718,000	602,000
Amortization, net	442,000	59,000
Accretion of deferred loan fees and costs, net	(179,000)	(228,000)
Deferred income taxes	227,000	97,000
Stock-based compensation expense	251,000	242,000
Net gain on loans sold	(3,745,000)	(3,699,000)
Loans held for sale-originations	(180,122,000)	(134,348,000)
Loans held for sale-proceeds	187,192,000	135,141,000
Gain on the sale of SBA loans	(1,431,000)	(453,000)
Increase in the cash surrender value of bank-owned life insurance	(128,000)	(118,000)
Gain on sale - leaseback transaction	0	(1,485,000)
Changes in assets and liabilities which provided (used) cash:
Accrued interest receivable	172,000	(459,000)
Prepaid expenses and other assets	(445,000)	(2,760,000)
Accrued interest payable	149,000	395,000
Accrued expenses and other liabilities	(489,000)	2,946,000
Net Cash Provided by Operating Activities of Continuing Operations	4,151,000	261,000
Net Cash Provided by Operating Activities of Discontinued Operations	0	32,350,000
Net Cash Provided by Operating Activities	4,151,000	32,611,000
Cash Flows from Investing Activities
Redemption of interest-earning time deposits	0	1,000,000
Principal repayments on investment securities available for sale	787,000	688,000
Net (increase) decrease in loans receivable	(5,972,000)	24,312,000
Proceeds from the sale of Oakmont Capital Holdings, LLC	0	4,300,000
Purchase of Federal Home Loan Bank stock	(4,206,000)	(4,427,000)
Redemption of Federal Home Loan Bank stock	6,129,000	3,687,000
Purchase of premises and equipment	(649,000)	(1,177,000)
Sale of premises and equipment	17,000	3,091,000
Net Cash (Used in) Provided by Investing Activities	(3,894,000)	31,474,000
Cash Flows from Financing Activities
Net decrease in demand deposits, money markets, and savings accounts	(27,800,000)	(145,494,000)
Net increase in certificate accounts	71,826,000	67,047,000
Decrease in advances from borrowers for taxes and insurance	(479,000)	(609,000)
(Repayment of) proceeds from Federal Home Loan Bank borrowings	(47,855,000)	18,833,000
Net proceeds from senior debt	9,619,000	0
Net (repayment of) proceeds from subordinated debt	(14,146,000)	42,000
Proceeds from issuance of unallocated shares from authorized shares	0	2,448,000
Purchase of treasury stock	(44,000)	(150,000)
Proceeds from the reissuance of treasury stock under 401(k) plan	74,000	119,000
Dividends paid	(894,000)	(1,338,000)
Net Cash Used in Financing Activities	(9,699,000)	(59,102,000)
Net (Decrease) Increase in Cash and Cash Equivalents	(9,442,000)	4,983,000
Cash and Cash Equivalents – Beginning of Year	62,989,000	58,006,000
Cash and Cash Equivalents – End of Year	53,547,000	62,989,000
Supplementary Disclosure of Cash Flow and Non-Cash Information:
Cash payments for interest	22,576,000	25,224,000
Cash payments for federal income taxes	275,000	0
Cash payments for state income taxes	265,000	840,000
Transfer of loans into other real estate owned	360,000	0
Initial recognition of operating lease right-of use assets	0	2,728,000
Initial recognition of operating lease obligations	0	2,728,000
Transfer of loans held for investment to loans held for sale	(56,382,000)	(57,843,000)
Net increase in loans receivable from transfer of loans held for investment to loans held for sale	56,382,000	57,843,000
Transfer of loans from Oakmont Capital Holdings, LLC	$ 0	$ 4,388,000